Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
CASH FLOWS FROM OPERATING ACTIVITIES
Net profit/(loss) from continuing operations	$ 7,299		45,939		(234,715)	59,981
Loss from discontinued operations					(12,952)	(63,910)
Adjustments to reconcile net loss to net cash generated from operating activities:
Foreign exchange gain	(5,203)		(32,747)		(1,646)	(88)
Changes in the fair value of contingent purchase consideration payable	10,039		63,185		7,537
Depreciation of property and equipment	9,354		58,873		21,854	22,813
Amortization of intangible assets	4,783		30,104		11,658	6,198
Loss on disposal of property and equipment	65		412		759	1,024
Loss on disposal of intangible assets			3		43
Provision for doubtful accounts	29		183		1,097	1,078
Stock based compensation expense	6,667		41,959		277,881
Deferred income taxes	(2,938)		(18,492)		(9,050)	(4,989)
Changes in operating assets and liabilities:
Accounts receivable	(10,555)		(66,436)		(24,892)	(1,526)
Prepayments and other current assets	(1,066)		(6,701)		5,481	(2,535)
Amount due from related parties	(5,417)		(34,093)		(7,862)	(1,710)
Accounts payable	2,376		14,955		(7,441)	11,373
Unrecognized tax benefits	3,372		21,226		4,271	(28,368)
Accrued expenses and other payables	7,673		48,291		6,103	2,291
Advances from customers	940		5,918		6,630	(3,063)
Income tax payable	332		2,089		1,474	332
Deferred government grants	67		419		5,400
Amount due to related parties	(1,422)		(8,952)		29,742	3,859
Net cash generated from operating activities	26,395		166,135		81,372	2,760
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(40,635)		(255,755)		(58,619)	(34,572)
Purchase of intangible assets	(127)		(802)		(730)	(468)
Proceeds from disposal of property and equipment	1,207		7,598		26,713	190
Payment for short-term investments	(262,205)		(1,650,295)
Proceeds received from maturity of short-term investments	118,709		747,144
Acquisition of business and assets, net of cash acquired (Note 4(a)(b))	(6,414)		(40,369)		(47,560)
Acquisition of the remaining 49% equity interest of Managed Network Entities (Note 4(b))	(10,705)		(67,375)
Payment for long-term investment	(1,303)		(8,200)
Deemed distribution to the shareholders for the accounting disposal of the Non-IDC business of Shanghai Guotong Network Co., Ltd., net (Note 1(b)(iii))					36,564
Deemed contribution from shareholders for the accounting disposal of the Non-IDC business of Guangzhou Juliang Internet Information Technology Co., Ltd., net (Note 1(b)(iii))					3,716
Deemed contribution from the shareholders for the legal disposal of certain carved-out entities (Note 1(b)(iv))					39,300
Net cash used in investing activities	(201,473)		(1,268,054)		(616)	(34,850)
CASH FLOWS FROM FINANCING ACTIVITIES
Restricted cash	(22)		(137)		6,835	(11,276)
Proceeds from exercise of stock options	1,557		9,798
Proceeds from issuance of ordinary shares	211,777		1,332,904		17
Amount due to related parties					(111,350)	40,026
Repurchase of ordinary shares	(30,191)		(190,022)
Proceeds from issuance of preferred shares	36,578		230,220
Dividends paid to non-controlling interest	(606)		(3,816)
Proceeds from short-term bank borrowings	17,477		110,000		55,000
Repayment of short-term bank borrowings	(7,150)		(45,000)		(20,000)
Net cash generated from (used in) financing activities	229,420		1,443,947		(69,498)	28,750
Effect of foreign exchange rate changes on cash and short term investments	(2,367)		(14,895)
Net (decrease) increase in cash and cash equivalents	51,975		327,133		11,258	(3,340)
Cash and cash equivalents at beginning of year	13,229		83,256		71,998	75,338
Cash and cash equivalents at end of year	65,204	[1]	410,389	[1]	83,256	71,998
Supplemental disclosures of cash flow information:
Income taxes paid	(1,407)		(8,854)		(2,934)	(2,005)
Interest paid	(699)		(4,398)		(2,793)	(416)
Interest received	738		4,644		580	827
Supplemental disclosures of non-cash activities:
Purchase of property and equipment through capital leases	4,114		25,894		61,678	12,336
Purchase of property and equipment included in accrued expenses and other payables, notes payable, and amounts due to related parties	784		4,930		29,676	(14,508)
Purchase of intangible assets included in accrued expenses and other payables	35		218		(229)	61
Disposal of property and equipment included in amounts due from related parties	939		5,913		(5,913)
Disposal of intangible assets included in amounts due from related parties					(917)
Deemed contribution from the shareholders for the legal disposal of Shanghai Guotong Network Co., Ltd. included in the amounts due from related parties (Note 1 (b) (iii))						(68,960)
Contingent consideration of acquisition of Managed Network Entities and Gehua, included in the amounts due to related parties (Note 4(b))	11,771		77,686		136,741
Call option to purchase the remaining 49% equity interests in the Managed Network Entities (Note4(b))					(6,765)
Waiver of liability from the shareholder (Note 1(b)(v))					(116,069)
Conversion of redeemable convertible preferred shares into ordinary shares concurrent with initial public offering	$ 194,050		1,221,330

[1]	As of December 31, 2011, besides these cash and cash equivalents, the Company also holds fixed rate time deposits with maturities greater than three months of RMB894,540,000 (US$142,128,000).